Approval of the Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Approval of the Financial Statements [Abstract]
APPROVAL OF THE FINANCIAL STATEMENTS
16.	APPROVAL OF THE FINANCIAL STATEMENTS
The financial statements were approved and authorised for issue by the board of directors on November 7, 2025.
34.	APPROVAL OF THE FINANCIAL STATEMENTS
The financial statements were approved and authorized for issue by the board of directors on May 6, 2025.